DERIVATIVE INSTRUMENTS	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS

NOTE 10:- DERIVATIVE INSTRUMENTS

The following table details the fair value of derivative instruments in the consolidated balance sheets:

		Fair value of derivative instruments
		December 31,
		2020	2019
Derivative:

Foreign exchange forward contract (1)	Other current asset	42	-

(1)The Company entered into foreign currency forward contract for receivables which were nominated in BRL and measured at fair value. This derivative instrument was not designated as a hedge. The change in the fair value of the forward contract was recorded in financial expense (income) in the statement of profit and loss in the amount of $42 for the year ended December 31, 2020. The forward contract will mature in 2021.

The Company has entered into foreign currency forward contracts to protect against changes in value of forecasted foreign currency cash flows resulting from salaries and related payments that are denominated in NIS. These contracts were designated as cash flow hedges, as defined by ASC 815, as amended, and are considered highly effective as hedges of these expenses. As of December 31, 2020 and 2019 there were no outstanding forward contracts for payments denominated in NIS.

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GILAT SATELLITE NETWORKS LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 10:- DERIVATIVE INSTRUMENTS (cont.)

During the years ended December 31, 2020, 2019 and 2018, the Company recognized net income related to the effective portion of its hedging instruments. The effective portion of the hedged instruments has been included as an addition of payroll income and other operating income in the consolidated statement of income amounted to $350, $335 and $1,056 in the years ended December 31, 2020, 2019 and 2018, respectively.

The ineffective portion of the hedged instrument which was recorded during the year ended December 31, 2020 was $181. The ineffective portion of the hedged instruments which were recorded, for the years ended December 31, 2019 and 2018, was immaterial and has been recorded as financial income (expenses). As of December 31, 2020 and 2019 the Company had no outstanding forward contracts.